Annual Total Returns - BLACKROCK LIFEPATH INDEX 2025 FUND (Class K Shares) [BarChart] - Class K Shares - BLACKROCK LIFEPATH INDEX 2025 FUND - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	12.34%
Annual Return 2013	13.48%
Annual Return 2014	6.47%
Annual Return 2015	(0.45%)
Annual Return 2016	6.87%
Annual Return 2017	14.43%
Annual Return 2018	(4.78%)
Annual Return 2019	18.98%
Annual Return 2020	12.42%